Taxes	12 Months Ended
Dec. 31, 2014
Taxes
Taxes

Note 16—Taxes

        "Provision for taxes" consisted of the following:

($ in millions)	2014	2013	2012
Current taxes	1,130	1,258	967
Deferred taxes	72	(136)	63

Tax expense from continuing operations	1,202	1,122	1,030

Tax expense (benefit) from discontinued operations	1	(8)	—

        Tax expense from continuing operations is reconciled below from the Company's weighted-average global tax rate (rather than from the Swiss domestic statutory tax rate) as the parent company of the ABB Group, ABB Ltd, is domiciled in Switzerland and income generated in jurisdictions outside of Switzerland (hereafter "foreign jurisdictions") which has already been subject to corporate income tax in those foreign jurisdictions is, to a large extent, tax exempt in Switzerland. There is no requirement in Switzerland for any parent company of a group to file a tax return of the consolidated group determining domestic and foreign pre-tax income. As the Company's consolidated income from continuing operations is predominantly earned outside of Switzerland, corporate income tax in foreign jurisdictions largely determines the weighted-average global tax rate of the Company.

        The reconciliation of "Tax expense from continuing operations" at the weighted-average tax rate to the effective tax rate is as follows:

($ in millions, except % data)	2014	2013	2012
Income from continuing operations before taxes	3,896	4,066	3,838
Weighted-average global tax rate	23.8%	22.7%	23.6%
Income taxes at weighted-average tax rate	929	922	906
Items taxed at rates other than the weighted-average tax rate	146	110	60
Impact of non-deductible goodwill allocated to divested businesses	77	—	—
Changes in valuation allowance, net	52	31	44
Effects of changes in tax laws and enacted tax rates	(52)	1	(27)
Other, net	50	58	47

Tax expense from continuing operations	1,202	1,122	1,030

Effective tax rate for the year	30.9%	27.6%	26.8%

        In 2014, 2013 and 2012, the "Items taxed at rates other than the weighted-average tax rate" predominantly related to tax credits arising in foreign jurisdictions for which the technical merits did not allow a benefit to be taken.

        In 2014, 2013 and 2012, "Changes in valuation allowance, net" included reductions in valuation allowances recorded in certain jurisdictions where the Company determined that it was more likely than not that such deferred tax assets (recognized for net operating losses and temporary differences in those jurisdictions) would be realized, as well as increases in the valuation allowance in certain other jurisdictions. In 2014, the "Changes in valuation allowance, net" included an expense of $31 million related to certain of the Company's operations in South America. In 2013, the "Changes in valuation allowance, net" included an expense of $104 million related to certain of the Company's operations in Central Europe and South America. It also included a benefit of $42 million related to certain of the Company's operations in Central Europe and in 2012, the "Changes in valuation allowance, net" included an expense of $36 million related to certain of the Company's operations in Central Europe.

        In 2014, the "Effects of change in tax laws and enacted tax rates" included a benefit of $62 million related to enacted changes in double tax treaties.

        In 2014, 2013 and 2012, "Other, net" of $50 million, $58 million and $47 million, respectively, included expenses of $45 million, $71 million and $94 million, respectively, in relation to items that were deducted for financial accounting purposes, but were not tax deductible, such as interest expense, local taxes on productive activities, disallowed meals and entertainment expenses and other similar items.

        In 2014, "Provision for taxes" included $279 million relating to income taxes recorded on $543 million of net gains from sale of businesses. This expense is primarily included in "Weighted-average global tax rate" and "Impact of non-deductible goodwill allocated to divested businesses".

        Deferred income tax assets and liabilities consisted of the following:

	December 31,
($ in millions)	2014	2013
Deferred tax assets:
Unused tax losses and credits	644	1,000
Provisions and other accrued liabilities	825	858
Pension	671	477
Inventories	297	302
Property, plant and equipment and other non-current assets	265	83
Other	112	140

Total gross deferred tax asset	2,814	2,860
Valuation allowance	(600)	(589)

Total gross deferred tax asset, net of valuation allowance	2,214	2,271
Deferred tax liabilities:
Property, plant and equipment	(343)	(323)
Intangibles and other non-current assets	(766)	(1,110)
Pension and other accrued liabilities	(191)	(206)
Inventories	(118)	(135)
Other current assets	(149)	(161)
Unremitted earnings	(612)	(598)
Other	(76)	(60)

Total gross deferred tax liability	(2,255)	(2,593)

Net deferred tax liability	(41)	(322)

Included in:
"Deferred taxes"—current assets	902	832
"Deferred taxes"—non-current assets	511	370
"Deferred taxes"—current liabilities	(289)	(259)
"Deferred taxes"—non-current liabilities	(1,165)	(1,265)

Net deferred tax liability	(41)	(322)

        Certain entities have deferred tax assets related to net operating loss carry-forwards and other items. As recognition of these assets in certain entities did not meet the more likely than not criterion, valuation allowances have been recorded and amount to $600 million and $589 million, at December 31, 2014 and 2013, respectively. "Unused tax losses and credits" at December 31, 2014 and 2013, in the table above, included $151 million and $172 million, respectively, for which the Company has established a full valuation allowance as, due to limitations imposed by the relevant tax law, the Company determined that, more likely than not, such deferred tax assets would not be realized.

        At December 31, 2014 and 2013, deferred tax liabilities totaling $612 million and $598 million, respectively, have been provided for primarily in respect of withholding taxes, dividend distribution taxes or additional corporate income taxes (hereafter "withholding taxes") on unremitted earnings which will be payable in foreign jurisdictions on the repatriation of earnings to Switzerland. Income which has been generated outside of Switzerland and has already been subject to corporate income tax in such foreign jurisdictions is, to a large extent, tax exempt in Switzerland. Therefore, generally no or only limited Swiss income tax has to be provided for on the repatriated earnings of foreign subsidiaries.

        Certain countries levy withholding taxes on dividend distributions. Such taxes cannot always be fully reclaimed by the shareholder, although they have to be declared and withheld by the subsidiary. In 2014 and 2013, certain taxes arose in certain foreign jurisdictions for which the technical merits do not allow utilization of benefits. At December 31, 2014 and 2013, foreign subsidiary retained earnings subject to withholding taxes upon distribution of approximately $100 million and $200 million, respectively, were considered as permanently reinvested, as these funds are used for financing current operations as well as business growth through working capital and capital expenditure in those countries and, consequently, no deferred tax liability was recorded.

        At December 31, 2014, net operating loss carry-forwards of $2,200 million and tax credits of $67 million were available to reduce future taxes of certain subsidiaries. Of these amounts, $1,232 million of loss carry-forwards and $48 million of tax credits will expire in varying amounts through 2034. The largest amount of these carry-forwards related to the Company's Central Europe operations.

        Unrecognized tax benefits consisted of the following:

($ in millions)	Unrecognized tax benefits	Penalties and interest related to unrecognized tax benefits	Total
Classification as unrecognized tax items on January 1, 2012	653	169	822
Net change due to acquisitions and divestments	10	—	10
Increase relating to prior year tax positions	51	26	77
Decrease relating to prior year tax positions	(73)	(56)	(129)
Increase relating to current year tax positions	141	1	142
Decrease relating to current year tax positions	(3)	—	(3)
Decrease due to settlements with tax authorities	(89)	(11)	(100)
Decrease as a result of the applicable statute of limitations	(29)	(7)	(36)
Exchange rate differences	8	5	13

Balance at December 31, 2012, which would, if recognized, affect the effective tax rate	669	127	796
Net change due to acquisitions and divestments	17	2	19
Increase relating to prior year tax positions	43	36	79
Decrease relating to prior year tax positions	(30)	—	(30)
Increase relating to current year tax positions	90	4	94
Decrease relating to current year tax positions	(1)	—	(1)
Decrease due to settlements with tax authorities	(18)	(5)	(23)
Decrease as a result of the applicable statute of limitations	(46)	(13)	(59)
Exchange rate differences	9	3	12

Balance at December 31, 2013, which would, if recognized, affect the effective tax rate	733	154	887
Net change due to acquisitions and divestments	(3)	1	(2)
Increase relating to prior year tax positions	25	39	64
Decrease relating to prior year tax positions	(24)	(7)	(31)
Increase relating to current year tax positions	85	—	85
Decrease relating to current year tax positions	(1)	—	(1)
Decrease due to settlements with tax authorities	(19)	(10)	(29)
Decrease as a result of the applicable statute of limitations	(36)	(19)	(55)
Exchange rate differences	(55)	(12)	(67)

Balance at December 31, 2014, which would, if recognized, affect the effective tax rate	705	146	851

        In 2014 and 2013, the "Increase relating to current year tax positions" included a total of $56 million and $62 million, respectively, in taxes related to the interpretation of tax law and double tax treaty agreements by competent tax authorities.

        In 2012, the "Decrease relating to prior year tax positions" included a total of $87 million relating to the release of provisions due to favorable resolution of a tax dispute in Northern Europe. In 2012, the "Increase relating to current year tax positions" included a total of $108 million in taxes related to the interpretation of tax law and double tax treaty agreements by competent tax authorities. In 2012, the "Decrease due to settlements with tax authorities" included a total of $47 million relating to the interpretation of tax law and double tax treaty agreements by competent tax authorities.

        At December 31, 2014, the Company expected the resolution, within the next twelve months, of uncertain tax positions related to pending court cases amounting to $69 million for taxes, penalties and interest. Otherwise, the Company had not identified any other significant changes which were considered reasonably possible to occur within the next twelve months.

        At December 31, 2014, the earliest significant open tax years that remained subject to examination were the following:

Region	Year
Europe	2007
The Americas	2010
Asia	2005
Middle East & Africa	2004